Related Party Transactions - Summary of Major Loan and Borrowing Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		₩ 21	[1]	₩ 23	[1]	₩ 69
Changes in finance agreements to related parties [Abstract]
Loan		248		337		315
Collection		249		339		361
Others		0
Ending balance	[1]	20		21		23
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		1	[1]	3	[1]	7
Changes in finance agreements to related parties [Abstract]
Loan		11		17		26
Collection		10		19		30
Others		0
Ending balance	[1]	2		1		3
Korea Finance Security Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		3,440	[1]	1,860	[1]	57
Changes in finance agreements to related parties [Abstract]
Loan		333		2,133		2,426
Collection		348		553		623
Others		0
Ending balance	[1]	3,425		3,440		1,860
Chin Hung International Inc.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance				244	[1]	241
Changes in finance agreements to related parties [Abstract]
Loan						2,338
Collection						2,335
Ending balance	[1]					244
LOTTE CARD Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		7,500	[1]	7,500	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan		0		0		7,500
Collection		3,750		0		0
Others		0
Ending balance	[1]	3,750		7,500		7,500
K BANK Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		104	[1]	141	[1]	185
Changes in finance agreements to related parties [Abstract]
Loan		1,769		1,942		2,249
Collection		1,774		1,979		2,293
Others		0
Ending balance	[1]	99		104		141
Well to Sea No.3 Private Equity Fund
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		0	[1]	4,490	[1]	1,857
Changes in finance agreements to related parties [Abstract]
Loan				0		2,633
Collection				4,490		0
Ending balance	[1]			0		₩ 4,490
Godo Kaisha Oceanos 1 [Member]
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		44,036
Changes in finance agreements to related parties [Abstract]
Others		(1,003)
Ending balance		43,033		₩ 44,036
Woori Zip 1 [Member]
Changes in finance agreements to related parties [Abstract]
Loan		13,121
Others		(346)
Ending balance		12,775
Woori Zip 2 [Member]
Changes in finance agreements to related parties [Abstract]
Loan		18,624
Others		(492)
Ending balance		₩ 18,132

[1]	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.